Investments accounted for using the equity method - Disclosure of aggregate amounts of individually immaterial joint ventures and associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Joint Ventures And Associates [Line Items]
Net profit/(loss)	€ 264	€ 737	€ (74)	[1]
Other comprehensive income	(12)	(39)	(43)
Aggregated individually immaterial associates
Disclosure Of Joint Ventures And Associates [Line Items]
Profit/(loss) from continuing operations	13	22	24
Net profit/(loss)	13	22	24
Other comprehensive income	0	13	0
Total Other comprehensive (loss)/income	13	35	24
Aggregated individually immaterial joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Profit/(loss) from continuing operations	(152)	168	(372)
Net profit/(loss)	(152)	168	(372)
Other comprehensive income	(47)	(72)	(4)
Total Other comprehensive (loss)/income	€ (199)	€ 96	€ (376)

[1]	Refer to Note 3, Scope of consolidation